Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Trade payables	$ 25	$ 35
Accrued expenses	462	136
Payroll and related	19	2
Government institution		1
Related Parties	17	14
Other		1
Total Trade and Other Payables	$ 523	$ 189